Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.9%

Money Market Funds - 42.9%

220,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.51% (a)(b)	$220,000

70,000	Invesco Government & Agency Portfolio Institutional Shares, 3.55% (a)(b)	70,000

	TOTAL SHORT TERM INVESTMENTS (Cost $290,000)	$290,000

	TOTAL INVESTMENTS (Cost $290,000) - 42.9%	$290,000

	Other Assets in Excess of Liabilities - 57.1%	385,349

	TOTAL NET ASSETS - 100.0%	$675,349

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $290,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.60%	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2026	10,566	$984,931	$(13,817)

SOFR + 0.15%	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2026	1,911	182,932	2,353

					$1,167,863	$(11,464)

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 42.8%

15,569	iShares 7-10 Year Treasury Bond ETF (a)	$1,473,606

	TOTAL INVESTMENT COMPANIES (Cost $1,420,801)	$1,473,606

SHORT TERM INVESTMENTS - 25.9%

Money Market Funds - 25.9%

760,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.51% (b)(c)	$760,000

131,472	Invesco Government & Agency Portfolio Institutional Shares, 3.55% (b)(c)	131,472

	TOTAL SHORT TERM INVESTMENTS (Cost $891,472)	$891,472

	TOTAL INVESTMENTS (Cost $2,312,273) - 68.7%	$2,365,078

	Other Assets in Excess of Liabilities - 31.3%	1,074,876

	TOTAL NET ASSETS - 100.0%	$3,439,954

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $891,472.

Long Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	40,277	$3,807,896	$(1,905)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.82%	UBS Securities LLC	12/17/2026	7,699	734,939	(11,627)

					$4,542,835	$(13,532)

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

Hilton Tactical Income Fund

Schedule of Investments

May 31, 2026 (Unaudited)

INVESTMENT COMPANIES – 45.4%	Shares	Value
Exchange Traded Funds – 45.4%
Equity Exchange Traded Funds – 16.5%
Alerian MLP ETF(a)	37,220	$1,920,552
Goldman Sachs S&P 500 Premium Income ETF(a)	30,585	1,716,430
JPMorgan Equity Premium Income ETF(a)	67,060	3,758,042
JPMorgan Nasdaq Equity Premium Income ETF(a)	131,020	8,011,873
Utilities Select Sector SPDR Fund(a)	30,035	1,334,155
Vanguard International High Dividend Yield ETF(a)	52,800	5,281,056

		22,022,108

Income Exchange Traded Funds – 28.9%
FT Vest Gold Strategy Target Income ETF(a)	66,555	1,598,651
iShares 0-3 Month Treasury Bond ETF(a)	127,740	12,859,586
Janus Henderson AAA CLO ETF(a)	117,715	5,949,316
JPMorgan Income ETF(a)	130,035	6,002,416
Simplify MBS ETF(a)	47,305	2,325,987
Vanguard Short-Term Corporate Bond ETF(a)	92,870	7,354,375
Vanguard Intermediate-Term Treasury ETF(a)	40,690	2,404,372

		38,494,703

TOTAL INVESTMENT COMPANIES (Cost $58,235,400)		60,516,811

COMMON STOCKS - 32.6%	Shares	Value
Aerospace & Defense - 0.5%
General Dynamics Corp.	1,980	686,704

Banks - 2.3%
Bank of America Corp.	17,700	913,320
Cullen/Frost Bankers, Inc.	2,970	402,495
JPMorgan Chase & Co.	3,800	1,137,378
Truist Financial Corp.	14,030	676,386

		3,129,579

Biotechnology - 0.5%
Amgen, Inc.	1,915	644,953

Capital Markets - 0.8%
Blackrock, Inc.	635	664,769
Franklin Resources, Inc.	14,375	445,912

		1,110,681

Commercial Services & Supplies - 0.6%
Republic Services, Inc.	3,750	751,650

Communications Equipment - 1.4%
Cisco Systems, Inc.	15,985	1,924,914

Electrical Equipment - 0.6%
Emerson Electric Co.	5,130	737,797

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	1,920	409,747

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,410	463,096

Health Care Providers & Services - 1.1%
Quest Diagnostics, Inc.	5,275	1,028,098
UnitedHealth Group, Inc.	1,175	446,864

		1,474,962

Health Care REITs - 0.7%
American Healthcare REIT, Inc.	10,240	500,634
Welltower, Inc.	2,050	420,926

		921,560

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	3,165	883,668

Household Products - 0.5%
The Procter & Gamble Co.	4,845	695,548

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	3,180	756,395
Siemens AG (Germany) - ADR	4,725	741,022

		1,497,417

Industrial REITs - 1.0%
Prologis, Inc.	9,155	1,313,468

Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A	6,405	2,436,078
Meta Platforms, Inc. - Class A	3,350	2,118,908

		4,554,986

IT Services - 0.2%
Accenture PLC (Ireland) - Class A	1,445	270,316

Machinery - 1.9%
Caterpillar, Inc.	1,400	1,226,218
FANUC Corp. (Japan) - ADR	30,040	750,099
Xylem, Inc.	4,830	529,078

		2,505,395

Oil, Gas & Consumable Fuels - 1.0%
EQT Corp.	5,735	315,023
Exxon Mobil Corp.	2,580	374,771
The Williams Cos., Inc.	9,295	663,570

		1,353,364

Personal Care Products - 0.5%
Unilever PLC (United Kingdom) - ADR	12,185	687,843

Pharmaceuticals - 2.7%
AstraZeneca PLC (United Kingdom)	5,795	1,075,958
Eli Lilly & Co.	1,155	1,276,275
Johnson & Johnson	3,125	704,156
Merck & Co., Inc.	4,025	477,848

		3,534,237

Residential REITs - 0.5%
AvalonBay Communities, Inc.	3,475	634,222

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	2,550	1,055,317
Applied Materials, Inc.	1,915	861,865

Broadcom, Inc.	1,240	553,995
NVIDIA Corp.	6,135	1,295,344
Taiwan Semiconductor Manufacturing Co. Ltd. (China) - ADR	3,575	1,495,959

		5,262,480

Software - 2.5%
Microsoft Corp.	5,445	2,451,557
SAP SE - ADR	5,135	933,491

		3,385,048

Specialty Retail - 1.4%
The Home Depot, Inc.	3,020	957,763
The TJX Cos., Inc.	6,065	938,559

		1,896,322

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	8,990	2,805,419

TOTAL COMMON STOCKS (Cost $31,834,121)		43,535,376

CORPORATE BONDS - 17.8%	Par	Value
Aerospace & Defense - 0.7%
Lockheed Martin Corp., 4.40%, 08/15/2030	500,000	499,333
RTX Corp., 4.13%, 11/16/2028	500,000	496,658

		995,991

Banks - 1.5%
JPMorgan Chase & Co., 4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	385,000	377,684
M&T Bank Corp., 5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	515,000	520,125
The PNC Financial Services Group, Inc., 5.22% to 01/29/2030 then SOFR + 1.07%, 01/29/2031	610,000	621,293
US Bancorp, 4.48% to 01/26/2031 then SOFR + 0.87%, 01/26/2032	465,000	458,720

		1,977,822

Beverages - 0.4%
PepsiCo, Inc., 4.30%, 07/23/2030	575,000	575,834

Biotechnology - 0.5%
AbbVie, Inc., 4.80%, 03/15/2029	610,000	616,809

Broadline Retail - 0.5%
Amazon.com, Inc., 4.65%, 12/01/2029	720,000	727,040

Building Products - 0.4%
Lennox International, Inc., 5.50%, 09/15/2028	590,000	602,256

Capital Markets - 1.5%
Ares Capital Corp., 5.95%, 07/15/2029	600,000	606,859
Ares Management Corp., 6.38%, 11/10/2028	200,000	207,502
CME Group, Inc., 4.40%, 03/15/2030	605,000	604,864
State Street Corp., 4.73%, 02/28/2030	605,000	610,182

		2,029,407

Communications Equipment - 1.0%
Cisco Systems, Inc., 4.95%, 02/26/2031	680,000	694,215
Motorola Solutions, Inc., 4.85%, 08/15/2030	645,000	648,281

		1,342,496

Consumer Finance - 0.6%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	755,000	766,435

Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc., 4.35%, 04/28/2030	600,000	602,886

Entertainment - 0.4%
Netflix, Inc., 5.88%, 11/15/2028	550,000	569,810

Health Care Equipment & Supplies - 0.5%
Stryker Corp., 4.85%, 02/10/2030	620,000	626,550

Health Care REITs - 0.5%
Welltower OP LLC, 4.50%, 07/01/2030	605,000	602,996

Insurance - 1.4%
Arthur J Gallagher & Co., 5.00%, 02/15/2032	635,000	635,590
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	620,000	619,581
MetLife, Inc., 4.55%, 03/23/2030	625,000	628,994

		1,884,165

Interactive Media & Services - 0.4%
Meta Platforms, Inc., 4.30%, 08/15/2029	515,000	515,416

IT Services - 0.4%
International Business Machines Corp., 4.80%, 02/10/2030	500,000	504,344

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	700,000	711,315

Media - 0.4%
Comcast Corp., 4.15%, 10/15/2028	475,000	473,587

Oil, Gas & Consumable Fuels - 0.4%
The Williams Cos., Inc., 5.30%, 08/15/2028	590,000	600,815

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031	640,000	655,289
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	655,000	657,188
Merck & Co., Inc., 4.30%, 05/17/2030	640,000	637,567
Pfizer, Inc., 3.60%, 09/15/2028	415,000	409,958

		2,360,002

Professional Services - 0.8%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	420,000	421,613
Paychex, Inc., 5.10%, 04/15/2030	615,000	622,269

		1,043,882

Retail REITs - 0.4%
Realty Income Corp., 4.85%, 03/15/2030	570,000	576,222

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc., 5.05%, 07/12/2029	615,000	625,571
Texas Instruments, Inc., 4.50%, 05/23/2030	605,000	607,606

		1,233,177

Specialized REITs - 0.9%
Extra Space Storage LP, 5.50%, 07/01/2030	555,000	569,114
Public Storage Operating Co., 4.38%, 07/01/2030	630,000	626,598

		1,195,712

Specialty Retail - 0.5%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	620,000	619,831

TOTAL CORPORATE BONDS (Cost $23,702,535)		23,754,800

U.S. TREASURY SECURITIES - 2.1%	Par	Value
U.S. Treasury Note, 4.13%, 11/30/2029	2,800,000	2,802,680

TOTAL U.S. TREASURY SECURITIES (Cost $2,774,683)		2,802,680

TOTAL INVESTMENTS - 97.9% (Cost $116,546,739)		130,609,667
Other Assets in Excess of Liabilities - 2.1%		2,851,420

TOTAL NET ASSETS - 100.0%		$133,461,087

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 79.3%

38,347	iShares iBoxx High Yield Corporate Bond ETF (a)	$3,079,648

31,840	SPDR Bloomberg High Yield Bond ETF (a)	3,081,157

	TOTAL INVESTMENT COMPANIES (Cost $5,978,321)	$6,160,805

SHORT TERM INVESTMENTS - 6.0%

Money Market Funds - 6.0%

460,000	Invesco Government & Agency Portfolio Institutional Shares, 3.55% (b)(c)	$460,000

	TOTAL SHORT TERM INVESTMENTS (Cost $460,000)	$460,000

	TOTAL INVESTMENTS (Cost $6,438,321) - 85.3%	$6,620,805

	Other Assets in Excess of Liabilities - 14.7%	1,147,630

	TOTAL NET ASSETS - 100.0%	$7,768,435

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $460,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	SOFR + 0.80%	UBS Securities LLC	12/17/2026	32,890	$3,055,968	$38,216

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 64.2%

6,862	Invesco QQQ Trust Series 1 (a)	$5,066,283

	TOTAL INVESTMENT COMPANIES (Cost $3,607,537)	$5,066,283

SHORT TERM INVESTMENTS - 7.3%

Money Market Funds - 7.3%

464,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.51% (b)(c)	$464,081

110,000	Invesco Government & Agency Portfolio Institutional Shares, 3.55% (b)(c)	110,000

	TOTAL SHORT TERM INVESTMENTS (Cost $574,081)	$574,081

	TOTAL INVESTMENTS (Cost $4,181,618) - 71.5%	$5,640,364

	Other Assets in Excess of Liabilities - 28.5%	2,246,300

	TOTAL NET ASSETS - 100.0%	$7,886,664

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $574,081.

Long Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	76	$1,994,947	$299,408

Total return of NASDAQ-100® Index	SOFR + 0.75%	UBS Securities LLC	12/17/2026	82	2,202,091	264,847

					$4,197,038	$564,255

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 63.7%

562,259	Invesco QQQ Trust Series 1 (a)	$415,121,442

	TOTAL INVESTMENT COMPANIES (Cost $199,494,717)	$415,121,442

SHORT TERM INVESTMENTS - 9.4%

Money Market Funds - 9.4%

61,121,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.51% (b)(c)	$61,121,830

	TOTAL SHORT TERM INVESTMENTS (Cost $61,121,830)	$61,121,830

	TOTAL INVESTMENTS (Cost $260,616,547) - 73.1%	$476,243,272

	Other Assets in Excess of Liabilities - 26.9%	175,567,039

	TOTAL NET ASSETS - 100.0%	$651,810,311

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,121,830.

Long Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2026	10,111	$298,097,027	$8,403,285

Total return of NASDAQ-100® Index	SOFR + 0.75%	UBS Securities LLC	12/17/2026	13,823	419,310,265	805,877

					$717,407,292	$9,209,162

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

Direxion Monthly Small Cap Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 52.1%

18,624	iShares Russell 2000 ETF (a)	$5,408,968

	TOTAL INVESTMENT COMPANIES (Cost $3,352,098)	$5,408,968

SHORT TERM INVESTMENTS - 13.6%

Money Market Funds - 13.6%

1,409,749	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.51% (b)(c)	$1,409,749

	TOTAL SHORT TERM INVESTMENTS (Cost $1,409,749)	$1,409,749

	TOTAL INVESTMENTS (Cost $4,761,847) - 65.7%	$6,818,717

	Other Assets in Excess of Liabilities - 34.3%	3,560,979

	TOTAL NET ASSETS - 100.0%	$10,379,696

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,409,749.

Long Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	SOFR + 0.65%	Bank of America Merrill Lynch	12/11/2026	2,311	$6,665,989	$68,064

Total return of Russell 2000® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2026	2,061	6,016,869	24,229

					$12,682,858	$92,293

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

Direxion Monthly S&P 500® Bull 1.75X Fund
Schedule of Investments (Unaudited)
May 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 48.7%

87,516	iShares Core S&P 500 ETF (a)	$66,516,536

	TOTAL INVESTMENT COMPANIES (Cost $33,891,889)	$66,516,536

SHORT TERM INVESTMENTS - 12.9%

Money Market Funds - 12.9%

13,950,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.51% (b)(c)	$13,950,000

3,620,000	Invesco Government & Agency Portfolio Institutional Shares, 3.55% (b)(c)	3,620,000

	TOTAL SHORT TERM INVESTMENTS (Cost $17,570,000)	$17,570,000

	TOTAL INVESTMENTS (Cost $51,461,889) - 61.6%	$84,086,536

	Other Assets in Excess of Liabilities - 38.4%	52,431,887

	TOTAL NET ASSETS - 100.0%	$136,518,423

 Percentages are stated as a percent of net assets.

 The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,570,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.70%	Bank of America Merrill Lynch	12/11/2026	9,217	$63,571,855	$5,672,880

Total return of S&P 500® Index	SOFR + 0.74%	UBS Securities LLC	12/17/2026	13,543	102,658,397	413,349

					$166,230,252	$6,086,229

SOFR - Secured Overnight Financing Rate was 3.63% as of May 31, 2026.

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ securities as of May 31, 2026.

	Asset Class				Liability Class
		Level 1		Level 2	Level 2

Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$-	$290,000	$395,568	$2,353	$(13,817)

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1,473,606	891,472	1,062,092	-	(13,532)

Direxion Monthly High Yield Bull 1.2X Fund	6,160,805	460,000	1,069,254	38,216	-

Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,066,283	574,081	1,880,940	564,255	-

Direxion Monthly NASDAQ-100® Bull 1.75X Fund	415,121,442	61,121,830	133,489,330	9,209,162	-

Direxion Monthly S&P 500® Bull 1.75X Fund	66,516,536	17,570,000	43,419,024	6,086,229	-

Direxion Monthly Small Cap Bull 1.75X Fund	5,408,968	1,409,749	2,877,861	92,293	-

For further information regarding each asset class, see each Fund’s Schedule of Investments.

* Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s securities as of May 31, 2026

	Level 1	Level 2	Level 3	Total
Investment Companies	$60,516,811	$-	$-	$60,516,811
Common Stocks	43,535,376	-	-	43,535,376
Corporate Bonds	-	23,754,800	-	23,754,800
U.S. Treasury Securities	-	2,802,680	-	2,802,680

For further detail on each asset class, see Schedule of Investments.